Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Summary of Inventories

The Company’s inventories as of September 30, 2021 and December 31, 2020 were as follows:

	September 30,	December 31,
	2021	2020
Oral drug inventory	$1,712,606	$1,414,250
IV drug inventory	4,043,972	2,939,982
Total	$5,756,578	$4,354,232

The Company’s inventories as of December 31, 2020 and 2019 were as follows:

	December 31,	December 31,
	2020	2019
Oral drug inventory	$1,414,250	$1,140,467
IV drug inventory	2,939,982	2,748,521
Total	$4,354,232	$3,888,988